Lease Assets - Schedule of Right-of-use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 470.4
Depreciation	(121.7)	$ (122.1)
Ending balance	442.9	470.4
Lease assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	470.4	476.5
Additions	48.3	81.1
Acquisitions	15.0	8.5
Depreciation	(121.7)	(122.1)
Modifications	33.6	6.5
Reversal of impairment, net	1.6	4.8
Foreign exchange	(4.3)	15.1
Ending balance	442.9	470.4
Building | Lease assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	455.0	459.7
Additions	45.4	76.4
Acquisitions	14.6	8.3
Depreciation	(114.7)	(115.9)
Modifications	33.3	6.7
Reversal of impairment, net	1.6	4.8
Foreign exchange	(4.2)	15.0
Ending balance	431.0	455.0
Other | Lease assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	15.4	16.8
Additions	2.9	4.7
Acquisitions	0.4	0.2
Depreciation	(7.0)	(6.2)
Modifications	0.3	(0.2)
Reversal of impairment, net	0.0	0.0
Foreign exchange	(0.1)	0.1
Ending balance	$ 11.9	$ 15.4